Subsequent events (Details) - Investments in equity securities € / shares in Units, € in Millions	Mar. 25, 2022 EUR (€) € / shares
Disclosure of non-adjusting events after reporting period [line items]
Decrease in fair value of investments | €	€ 5.7
Common shares - Roivant Sciences Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share price | € / shares	€ 4.79